SEGMENTED REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTED REPORTING	SEGMENTED REPORTING
The Company has three reportable segments: Transmission, Distribution, and Other. The composition of these segments is described in Note 1 to the consolidated financial statements.
The designation of segments has been based on a combination of regulatory status and the nature of the services provided. Operating segments of the Company are determined based on information used by the Chief Operating Decision Maker (CODM) in deciding how to allocate resources and evaluate the performance of each of the segments. Hydro One’s CODM consists of its Chief Executive Officer and certain members of the executive leadership team. The CODM evaluates segment performance based on income before financing charges, equity income, and income tax expense from continuing operations (excluding certain allocated corporate governance costs) (EBIT). The CODM considers the key components of EBIT to understand the variances to prior period on a quarterly basis and measures them against the Company’s budget and forecast across each of the three segments on a monthly basis in order to properly allocate resources between and within the operating segments.

Year ended December 31, 2025 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,429	6,557	55	9,041
Purchased power	—	4,486	—	4,486
Operation, maintenance and administration	447	661	98	1,206
Depreciation, amortization and asset removal costs	570	529	12	1,111
Income (loss) before financing charges, equity income and income tax expense	1,412	881	(55)	2,238

Capital investments	2,097	1,252	17	3,366

Year ended December 31, 2024 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,269	6,175	40	8,484
Purchased power	—	4,143	—	4,143
Operation, maintenance and administration	475	721	112	1,308
Depreciation, amortization and asset removal costs	554	502	10	1,066
Income (loss) before financing charges, equity income and income tax expense	1,240	809	(82)	1,967

Capital investments	1,860	1,185	18	3,063
Total Assets by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	23,630	21,630
Distribution	15,160	14,040
Other	881	1,012
Total assets	39,671	36,682
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2025	2024
Transmission	157	157
Distribution	216	216
Other	5	—
Total goodwill	378	373
All revenues, assets and substantially all costs, as the case may be, are earned, held or incurred in Canada.